Note 10 - Derivative Instruments (Details) - Foreign Currency Forward Contract Derivative Instrument Amounts In Thousands, unless otherwise specified		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 Great Britain Pound (1) [Member] USD ($)	Dec. 31, 2013 Great Britain Pound (1) [Member] EUR (€)	Dec. 31, 2013 Great Britain Pound (2) [Member] USD ($)	Dec. 31, 2013 Great Britain Pound (2) [Member] EUR (€)
Derivative [Line Items]
Local currency amount (in Euro)	$ 9,500	$ 4,500	€ 2,796	$ 5,000	€ 3,107
U.S. dollar amount	$ 9,500	$ 4,500	€ 2,796	$ 5,000	€ 3,107
Percentage settled within one year		100.00%	100.00%	100.00%	100.00%
Dates contracts are through		Mar. 31, 2014	Mar. 31, 2014	Jun. 30, 2014	Jun. 30, 2014